Reverse Recapitalization	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
REVERSE RECAPITALIZATION

NOTE 3. REVERSE RECAPITALIZATION

On the Closing Date, the Company consummated the Business Combination in accordance with the BCA. Merger Sub merged with Old Jasper, with Old Jasper as the surviving company and as a wholly-owned subsidiary of AMHC. AMHC was renamed Jasper Therapeutics, Inc., and Old Jasper was renamed Jasper Tx Corp.

Prior to the closing of the Business Combination, holders of 9,262,099 shares of AMHC’s Class A common stock exercised their right to redeem such shares for cash at a price of approximately $10.01 per share for aggregate payments of $92.7 million, which was paid from AMHC’s trust account.

In accordance with the Subscription Agreements between AMHC and the PIPE Investors, AMHC issued to the PIPE Investors 10,000,000 shares of AMHC’s Class A common stock at a price of $10.00 per share, for gross proceeds of $100.0 million. The PIPE Financing was consummated concurrently with the closing of the Business Combination.

In accordance with the BCA, at the closing of the Business Combination, each share of Old Jasper common stock and Old Jasper redeemable convertible preferred stock outstanding immediately prior to the closing was automatically cancelled, extinguished and converted into the number of shares of the Company’s common stock or, in certain circumstances, the Company’s non-voting common stock, based on Old Jasper’s equity value of $275.0 million divided by $10.00. The exchange ratio agreed between the parties was one-for-0.282378 share of the Company’s common stock for all Old Jasper stockholders, except for Amgen Inc. (“Amgen”). Amgen’s 100 shares of Old Jasper’s Series A-2 redeemable convertible preferred stock were converted into 2,200,000 shares of the Company’s common stock, which represented 8% of the Old Jasper equity value, as per the terms of Amgen’s letter agreement with Old Jasper. Each vested and unvested option to purchase shares of Old Jasper’s common stock outstanding at the closing was converted into a comparable option to purchase shares of the Company’s common stock, with the same terms and after giving effect of the exchange ratio. Each unvested award of restricted shares of Old Jasper common stock outstanding immediately prior to the closing was converted into a comparable right to receive restricted shares of the Company’s common stock, after giving effect of the same exchange ratio.

In connection with the Business Combination, immediately prior to the closing, (i) the Sponsor forfeited 200,000 shares of AMHC’s Class B common stock, (ii) each share of AMHC’s Class B common stock outstanding was converted into one share of AMHC’s Class A common stock, and (iii) following such conversion, an aggregate of 13,037,901 shares of AMHC’s Class A common stock (inclusive of 10,000,000 shares of AMHC’s Class A common stock that were issued to the PIPE Investors) were converted into an equivalent number of shares of the Company’s voting common stock. In accordance with the Sponsor Support Agreement, 1,050,000 shares received by the Sponsor were placed in escrow and will be released upon meeting triggering events as defined in the agreement and as described in Note 8 below.

Immediately after giving effect to the Reverse Recapitalization, there were 36,520,288 shares of the Company’s voting common stock outstanding (which includes 611,818 shares of its common stock subject to restricted stock awards), 1,296,022 shares of the Company’s non-voting common stock outstanding and 2,721,557 shares of the Company’s common stock subject to outstanding options to purchase shares of the Company’s common stock.

The Business Combination is accounted for as a reverse recapitalization under U.S. GAAP. This determination is primarily based on Old Jasper’s stockholders comprising a relative majority of the voting power of the Company and having the ability to nominate the members of the Board, Old Jasper’s operations prior to the acquisition comprising the only ongoing operations of the Company, and Old Jasper’s senior management comprising a majority of the senior management of the Company. Under this method of accounting, AMHC is treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the consolidated financial statements of the Company represent a continuation of the financial statements of Old Jasper with the Business Combination being treated as the equivalent of the Company issuing stock for the net assets of AMHC, accompanied by a reverse recapitalization. The net assets of AMHC are stated at historical costs, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are presented as those of Old Jasper.

In connection with the Business Combination, the Company received $95.3 million in net cash proceeds. This amount was comprised of $5.5 million of cash held in AMHC’s trust account from its initial public offering (after payment of redemptions and public offering expenses paid at the closing of the Business Combination) and $100.0 million of cash received by AMHC in connection with the PIPE Financing, net of AMHC’s transaction costs and placement agents’ fees of $9.0 million and operating expense payments of $1.2 million. The Company incurred $5.3 million of transaction costs, consisting of legal, professional, and banking fees, which were recorded as a reduction to additional paid-in capital.

At the Closing Date, the Company also recognized AMHC’s net assets of $0.6 million, the fair value of common stock warrant liability of $7.9 million, and the fair value of earnout liability of $15.0 million.

The number of shares of common stock issued and outstanding immediately following the consummation of the Business Combination was:

Number of Shares
Common stock of AMHC outstanding prior to the Business Combination	12,500,000
Less: shares forfeited by the Sponsor	(200,000)
Less: redemption of AMHC shares	(9,262,099)
Common stock of AMHC	3,037,901
Shares issued in the PIPE Financing	10,000,000
Business Combination and PIPE Financing shares	13,037,901
Old Jasper shares	24,778,409
Total shares of common stock immediately after the Business Combination	37,816,310